Lease	12 Months Ended
Dec. 31, 2023
Lease [Abstract]
LEASE
7.	LEASE

The Group leases office space under non-cancelable operating lease agreements, which expire at various dates through 2028. As of December 31, 2022 and 2023, the Group’s operating leases had a weighted average discount rate of 8.16% and 5.65%, respectively. Weighted-average remaining lease term for the year ended December 31, 2022 and 2023 were 2.83 years and 2.52 years, respectively. Future lease payments under operating leases as of December 31, 2023 were as follows:

As of December 31,
2023
$
2024	866
2025	925
2026	487
2027	170
2028	29
Total lease payments	2,476
Less: imputed interest	171
Present value of lease liabilities	2,305

Operating lease cost for the year ended December 31, 2023 was $1,014, which excluded cost of short-term contracts. Short-term lease cost for the year ended December 31, 2023 was $174. Operating lease cost for the year ended December 31, 2022 was $592, which excluded cost of short-term contracts. Short-term lease cost for the year ended December 31, 2022 was $480. Operating lease cost for the year ended December 31, 2021 was $537, which excluded cost of short-term contracts. Short-term lease cost for the year ended December 31, 2021 was $379.

Cash paid for amounts included in the measurement of operating lease liabilities was $1,088, $678 and $881 for the year ended December 31, 2021, 2022 and 2023, respectively.